PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2022	Aug. 31, 2022	Aug. 31, 2021
Total property and equipment	$ 638,515	$ 655,852	$ 391,129
Less: Accumulated Depreciation	(425,721)	(411,219)	(272,061)
Total property and equipment, net	212,794	244,633	119,068
Software and computer equipment [Member]
Total property and equipment	$ 635,555	$ 652,892	386,489
Equipment useful life	5 years	5 years
Furniture and fixtures and other equipment [Member]
Total property and equipment	$ 2,960	$ 2,960	2,960
Equipment useful life	3 years	5 years
Leasehold improvements [Member]
Total property and equipment		$ 0	$ 1,680